Consolidated Statement of Comprehensive Income (unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Statement Of Comprehensive Income [Abstract]
Loss for the period	$ (25,945)	$ (25,692)	$ (48,590)	$ (50,236)
Items that may be reclassified to profit and loss
Exchange differences on translation of foreign operations	166	904	(183)	1,312
Items that will not be reclassified to profit and loss
Financial assets at fair value through other comprehensive income	112	(53)	266	28
Other comprehensive (loss)/income for the period, net of tax	278	851	83	1,340
Total comprehensive losses attributable to the owners of Mesoblast Limited	$ (25,667)	$ (24,841)	$ (48,507)	$ (48,896)